Bank Loans - Summary of Maturities of Long Term Debt (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Debt Disclosure [Abstract]
Less than 1 year	¥ 3,538	$ 498	¥ 13,154
Between 1 and 2 years	8,538	1,203	1,538
Between 2 and 3 years	770	108	1,538
Between 3 and 4 years	0	0	770
Long term debt	¥ 12,846	$ 1,809	¥ 17,000	¥ 20,000